Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2013
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Amounts due to affiliate companies

	December 31, 2013	December 31, 2012
Navios Holdings	$ 544	$ 1,853